Loan Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Aggregate Principal Amount of Debt Outstanding

The aggregate principal amount of debt outstanding consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Current portion of debt	$7,500	$5,625
Less: unamortized debt discount	(39)	(49)

Current portion of debt, net of debt discount	$7,461	$5,576

Long-term debt, net of current portion	$3,750	$9,375
Less: unamortized debt discount	(20)	(82)

Long-term debt, net of current portion	$3,730	$9,293

The aggregate principal amount of debt outstanding as of December 31, 2019 and 2018 was $15.0 million, including Tranche I and Tranche II amounts. Current and non-current debt obligations reflected in the consolidated balance sheets as of December 31, 2019 and 2018 consisted of the following (in thousands):

December 31, 2018
Current liabilities:
Term loan under the 2018 Loan Agreement	$3,750
Unamortized debt discount	(62)

Loans payable, net of discount	3,688
Non-current liabilities:
Term loan under 2018 Loan Agreement	11,250
Unamortized debt discount	(186)

Loans payable, net of discount and current portion	11,064

Total loans payable, net of discount	$14,752

December 31, 2019
Current liabilities:
Term loan under the 2018 Loan Agreement	$5,625
Unamortized debt discount	(49)

Loans payable, net of discount	5,576
Non-current liabilities:
Term loan under 2018 Loan Agreement	9,375
Unamortized debt discount	(82)

Loans payable, net of discount and current portion	9,293

Total loans payable, net of discount	$14,869

Schedule of Aggregate Minimum Future Principal Payments

As of September 30, 2020, the aggregate minimum future principal payments due in connection with the 2018 Loan Agreement, as amended, are as follows (in thousands):

Year Ending December 31,
2020	$1,875
2021	7,500
2022	1,875

$11,250

As of December 31, 2019, the aggregate minimum future principal payments due in connection with the 2018 Loan Agreement, as amended, are summarized as follows (in thousands):

Year Ending December 31, 2020
2020	$5,625
2021	7,500
2022	1,875

$15,000